Income taxes	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Income taxes
7. Income taxes
Income taxes are accounted for in line with IAS 34. The interim period is considered part of a larger financial year, where the income tax is recognized in each interim period based on the best estimate of the weighted average annual income tax rate expected for the full financial year. The estimated tax expenses are determined based on a full year basis and subsequently allocated using the expected full year effective tax rate. The discrete items are recognized in full in the interim period in which they emerge. In the total interim tax charge, no distinction is made between current and deferred tax expenses/income.

	For the three months ended June 30		For the six months ended June 30

	2022	2021	2022	2021

	€	€	€	€
Income tax expense	(2,741,102)	(2,965)	(2,779,817)	(21,554)

	(2,741,102)	(2,965)	(2,779,817)	(21,554)

The total tax expenses over the six months ended June 30, 2022 principally
relates to the Dutch fiscal unity in the Netherlands, which reported an estimated tax expense of €2.7 million
during the period. During the period, the Dutch fiscal unity reported a taxable income of approximately €17.4 million
which was mainly driven by foreign exchange gains. Of the total taxable income, an amount of
€
7.0

million
was set off by the utilization of the accumulated losses carried forward (which were previously not recognized), resulting in a net taxable profit of €10.4 million
.
Reconciliation of income tax benefit at statutory tax rate and the income tax expense as reported in the unaudited condensed consolidated statement of profit or loss and other comprehensive income is as follows:

	For the three months ended June 30		For the six months ended June 30

	2022	2021	2022	2021

	€	€	€	€
Income/(loss) before tax	(9,879,966)	(15,199,807)	(25,868,281)	(21,224,095)
Income tax at statutory income tax rate in The Netherlands (25.8%)	2,549,031	3,799,952	6,674,016	5,306,024
Effect of tax rates in other countries	(3,211,414)	(1,160,468)	(6,017,458)	(3,171,956)
Temporary differences for which no deferred tax assets/liabilities have been recognized	—	(184,629)	—	(162,580)
Nondeductible expenses	(84,694)	(96,125)	(190,060)	(587)
Current period losses for which no deferred tax asset has been recognized	(1,994,025)	(2,361,695)	(3,246,315)	(1,992,455)

Income tax expense	(2,741,102)	(2,965)	(2,779,817)	(21,554)
Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year, bearing in mind the impact of non-discrete
and discrete items. Non-discrete items in the income tax expense are recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year. Discrete items in the income tax expense are recognized for the applicable statutory tax rate.
The (estimated) average annual tax rate used for the six months ended June 30, 2022 is
10.7
%
compared to

0.1
%
for the six months ended June 30, 2021. The estimated effective tax rate includes significant discrete tax effects relating to the tax impact (after utilization of DTAs previously not recognized) on foreign exchange gains. As foreign exchange results cannot be reliably forecasted, the effective tax rate at year end may deviate from the currently reflected estimated effective tax rate.
The Current
period
losses for which no deferred tax asset has been recognized consists of the expense related to the losses in Switzerland, offset by the benefit from the utilization of previously unrecognized losses carried forward in the Netherlands.

The differences in the overseas tax rates are due to the lower tax rate in Switzerland and the higher tax rate in the USA compared to the statutory income tax rate in the Netherlands.
Pharvaris N.V. is the head of the fiscal unity including Pharvaris Netherlands B.V. and Pharvaris Holdings B.V.
Deferred tax
Deferred taxes have been recognized to the extent that management concludes that there is sufficient probability as per IAS 12 that there will be future taxable profits available in the foreseeable future against which the unused tax losses can be utilized.
Deferred tax assets relating to losses carried forward have not been recognized, and deferred tax assets on deductible temporary differences in excess of deferred tax liabilities on taxable temporary differences have neither been recognized in the unaudited condensed consolidated statement of profit or loss and other comprehensive income nor in the unaudited condensed consolidated statement of financial position.